STERLING CAPITAL EQUITY INCOME FUND | Class R6 Shares
Summary Sterling Capital Equity Income Fund
Investment Objective
The Fund seeks capital growth and current income.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	STERLING CAPITAL EQUITY INCOME FUND Class R6 Shares Class R6 Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	STERLING CAPITAL EQUITY INCOME FUND Class R6 Shares Class R6 Shares
Management Fees	0.55%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.23%	[1]
Total Annual Fund Operating Expenses	0.78%
Fee Waiver or Expense Reimbursement	(0.12%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.66%	[2]
[1]	The amount shown for "Other Expenses" is based on estimated amounts for the current fiscal year.
[2]	The Fund's administrator, Sterling Capital Management LLC ("Sterling Capital"), has contractually agreed to waive its administrative fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, interest, taxes, and extraordinary expenses) for the Fund's Class R6 Shares exceed 0.66% of the Class R6 Shares' average daily net assets for the period from February 1, 2018 through January 31, 2019. This contractual limitation may be terminated during this period only by the Fund's Board of Trustees, and will automatically terminate upon termination of the Administration Agreement between the Fund and Sterling Capital.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
STERLING CAPITAL EQUITY INCOME FUND | Class R6 Shares | Class R6 Shares | USD ($)	67	237	421	955

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16.93% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy
To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The Fund invests, under normal market conditions, primarily in dividend-paying equity securities, in particular common stocks of companies with a history of increasing dividend rates. The Fund may also invest in U.S. traded common stocks of foreign companies, including American Depositary Receipts. As part of its investment strategy, the Fund may invest in convertible securities that offer above average current yield with participation in underlying equity performance. Because yield is a consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and, therefore, are selling below what the portfolio manager believes to be their long-term investment value. The Fund may invest in securities of issuers of any capitalization range.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the portfolio manager anticipates a negative change in the company's dividend policy, or to reduce the Fund's position in a particular stock if the stock represents a disproportionately large position within the Fund's portfolio.

In addition, the Fund may engage in writing covered call options on securities to generate income from premiums received in connection with the option. A call option gives the buyer the right to buy, and obligates the option seller to sell a security at a specified price. Generally, a written call option is covered if a fund owns the security or instrument underlying the call or has an absolute right to acquire that security or instrument without additional cash consideration. When the Fund writes a covered call option on a security, the Fund limits its opportunity to profit from an increase in the market price of the security above the exercise price of the option. The Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options exceeds 50% of the fair value of its net assets.
Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — income-producing equities — will underperform other kinds of investments or market averages.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange.

Dividend Risk: Companies that issue dividend-yielding securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Management Risk: The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund's service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

For more information about the Fund's risks, please see the "Additional Investment Strategies and Risks" section in this Prospectus.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Institutional Shares Annual Total Returns for years ended 12/31	[1]
[1]	Class R6 Shares commenced operations on February 1, 2018. Because Class R6 Shares do not have a full calendar year of performance, the performance shown is that of the Institutional Shares. Class R6 Shares and Institutional Shares of the Fund would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.

Best quarter:	13.48%	06/30/2009
Worst quarter:	-17.53%	12/31/2008

Average Annual Total Returns as of December 31, 2017	[1]
Average Annual Total Returns - STERLING CAPITAL EQUITY INCOME FUND - Class R6 Shares		1 Year	5 Years	10 Years
Institutional Shares | Return Before Taxes	[1]	20.96%	11.91%	8.34%
Institutional Shares | Return After Taxes on Distributions	[1]	17.86%	10.27%	7.37%
Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares	[1]	14.31%	9.25%	6.67%
Russell 1000® Value Index (reflects no deductions for fees, expenses, or taxes)	[1]	13.66%	14.04%	7.10%
[1]	Class R6 Shares commenced operations on February 1, 2018. Because Class R6 Shares do not have a full calendar year of performance, the performance shown is that of the Institutional Shares. Class R6 Shares and Institutional Shares of the Fund would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

[1]	Class R6 Shares commenced operations on February 1, 2018. Because Class R6 Shares do not have a full calendar year of performance, the performance shown is that of the Institutional Shares. Class R6 Shares and Institutional Shares of the Fund would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.